Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

On October 31, 2019, the Board and the Company’s shareholders approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to purchase 1,105,300 Class A ordinary shares to directors, service providers, advisors, employees and consultants of the Group. On July 5, 2021, the Board and the Compensation Committee of the Board approved the Amended and Restated 2019 Plan increasing the number of Class A ordinary shares subject to the 2019 Plan to 1,885,300 shares. On April 14, 2022, the Company’s Board approved and adopted the 2022 Share Incentive Plan (the “2022 Plan”) providing for the grant of options to purchase 2,800,000 Class A ordinary shares. On August 28, 2022, the Board and the Compensation Committee of the Board approved the Amended and Restated 2022 Plan increasing the number of Class A ordinary shares subject to the 2022 Plan to 4,700,000 shares. These options are to be granted to employees and professionals during 2022 and 2023 and will vest over four years. As of December 31, 2022, options to purchase 182,593 Class A ordinary shares remain available to be issued under the 2022 Plan.

On January 6, 2023, the Company’s Board approved and adopted the 2023 Share Incentive Plan (the “2023 Plan”) providing for the grant of options to purchase 4,000,000 Class A ordinary shares. On March 10, 2023, the Board and the Compensation Committee of the Board approved the Amended and Restated 2023 Plan increasing the number of Class A ordinary shares subject to the 2023 Plan to 13,000,000 shares. These options are to be granted to employees and professionals.

During the year ended December 31, 2020, the Company issued options to purchase 650,000 Class A ordinary shares to employees, directors, officers and consultants of the Group under the 2019 Plan with exercise prices ranging from US$3.78 to US$12 per share and terms of 10 years. These options vest over 0-4 years based on the related option agreements.

During the year ended December 31, 2021, the Company issued options to purchase 889,614 Class A ordinary shares to employees, directors, officers and consultants of the Group under the 2019 Plan with exercise prices ranging from US$0 to US$7.56 per share and terms of 10 years. All these options vest over 0-4 years term based on the related option agreements.

During the year ended December 31, 2022, the Company issued options to purchase 329,686 Class ordinary shares under the 2019 Plan and options to purchase 4,517,407 Class A ordinary shares under the 2022 Plan to employees, directors, officers and consultants of the Group. The options have exercise prices ranging from US$0 to US$0.05 per share and terms of 10 years. All these options vest over 0-4 years term based on the related option agreements.

Employees

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Granted	379,000	9.07	3.10	—	—
Exercised	(213,700)	—	8.13	—	—
Forfeited	(30,000)	0.0001	3.04	—	—
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	552,814	2.49	3.47	—	—
Exercised	(544,014)	—	—	—	—
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Granted	2,262,322	0.53	0.86	—	—
Exercised	(988,016)	—	—	—	—
Share options outstanding at December 31, 2022	2,334,906	1.69	5.08	8.05	452
Vested and exercisable at December 31, 2022	2,128,656	1.32	2.02	8.07	444

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares.

For the years ended December 31, 2020, 2021 and 2022, the total fair value of the equity awards vested were RMB11,725 and RMB 17,912 and RMB8,628 (US$1,251) respectively. As of December 31, 2022, there was RMB1,512 (USD$219) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 1.08 years.

Nonemployees

The options granted to nonemployees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Granted	271,000	8.44	3.07	—	—
Forfeited	—	—	—	—	—
Exercised	(70,700)	1.60	6.66	—	—
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	336,800	0.94	3.83	—	—
Exercised	(412,400)	—	—	—	—
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Granted	2,584,771	0.03	0.28	—	—
Exercised	(304,771)	—	—	—	—
Share options outstanding at December 31, 2022	2,651,700	0.86	0.85	9.27	532
Vested and exercisable at December 31, 2022	2,651,700	0.86	0.82	9.27	532

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares.

The total fair value of the equity awards vested during the years ended December 31, 2020, 2021 and 2022 were RMB 6,037, RMB 10,561 and RMB4,955(US$718) respectively. As of December 31, 2022, there was no unrecognized nonemployee share-based compensation expenses.

Fair value of options

Prior to January 1, 2021, the Group used binomial models for the stock option valuation. Starting from January 1, 2021, the Group used Black-Scholes simplified method instead of binomial model for valuation of new options issued during the years ended December 31, 2021 and 2022. The assumptions used to value the share options granted to employees and nonemployee were as follows:

For the year ended December 31,
	2020	2021	2022
Risk-free interest rate	0.55%-0.93%	0.36%-1.05%	2.82%-3.61%
Expected volatility range	49%-65%	85.6%-87.5%	95.4%-98.9%
Fair market value per ordinary share as at grant dates	US$1.74-US$4.83	US$1.57-US$5.63	US$0.20-US$0.30

The estimated fair value of the Group’s options at their respective grant dates was determined with the assistance of an independent third-party valuation firm for the year ended 2020. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The expected exercise multiple is based on management’s estimation, which the Group believes is representative of the future.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	327	305	1	—
Selling and marketing expenses	1,113	3,523	2,947	427
Research and development expenses	3,534	7,366	4,724	685
General and administrative expenses	12,788	22,973	7,252	1,052
Total share-based compensation expenses	17,762	34,167	14,924	2,164